Other current liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities	Other current liabilities

(EUR thousand)	As of March 31
Other current liabilities	2023	2022
Accounts payable - Non trade	8,030	6,344
Input VAT, withholding tax and capital tax	8,013	4,238
Personnel taxes	6,853	8,299
AVPS liabilities	8,990	7,210
Other current liabilities	2,965	1,822
Total	34,851	27,913